Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assumptions	These two types of inputs have created the following fair-value hierarchy:

Level 1:	Quoted prices for identical instruments in active markets;
Level 2:
Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

Level 3:	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
The following table presents the fair value per warrant and the valuation assumptions under the Black-Scholes OPM as of March 31, 2022 and December 31, 2021.

	March 31, 2022	December 31, 2021
Fair value	$2.63	$2.47
Exercise price	$11.50	$11.50
Common stock price	$8.48	$6.75
Expected option term (years)	4.42 years	4.67 years
Expected volatility	45.90%	60.50%
Risk-free rate of return	2.41%	1.21%
Expected annual dividend yield	—%	—%
The assumptions used in the Black-Scholes OPM were as follows:

Roccor Black-Scholes OPM Assumptions
Risk-free interest rate	0.1%
Revenue discount rate	7.0%
Revenue volatility	30.0%
Earnout payment discount rate	4.0%
As of March 31, 2022, the Company expects to pay the Roccor contingent earnout during the second half of 2022 in accordance with the acquisition agreement.
The fair value of the earnout is arrived at using the Black-Scholes option pricing model (“OPM”) using the following assumptions:

MIS Black-Scholes OPM Assumptions
Risk-free interest rate	0.05%
Revenue volatility	51.7%
The assumptions used in the Black-Scholes OPM were as follows:

Roccor Black-Scholes OPM Assumptions
Risk-free interest rate	0.1%
Revenue discount rate	7.0%
Revenue volatility	30.0%
Earnout payment discount rate	4.0%
The private warrants were valued at $2.81 and $2.47 per warrant as of September 2, 2021 and December 31, 2021, respectively, under the Black-Scholes OPM using the following assumptions:

	September 2, 2021	December 31, 2021
Exercise price	$11.50	$11.50
Common stock price	$10.50	$6.75
Expected option term (years)	5	4.67
Expected volatility	32.80%	60.50%
Risk-free rate of return	0.78%	1.21%
Expected annual dividend yield	—%	—%

Schedule of Liabilities Measured at Fair Value
Financial liabilities measured at fair value on a recurring basis are as follows:

		March 31, 2022
	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private warrants	Warrant liabilities	$—	$—	$20,336	$20,336
Contingent consideration	Notes payable to sellers	—	—	1,000	1,000
Total		$—	$—	$21,336	$21,336

		December 31, 2021
	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private warrants	Warrant liabilities	$—	$—	$19,098	$19,098
Contingent consideration	Notes payable to sellers	—	—	1,000	1,000
Total		$—	$—	$20,098	$20,098

Financial liabilities measured at fair value on a recurring basis are as follows:

		Successor
		December 31, 2021
	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private warrants	Warrant liabilities	$—	$—	$19,098	$19,098
Contingent consideration	Notes payable to sellers	—	—	1,000	1,000
Total		$—	$—	$20,098	$20,098

		Successor
		December 31, 2020
	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private warrants	Warrant liabilities	$—	$—	$—	$—
Contingent consideration	Notes payable to sellers	—	—	1,257	1,257
Total		$—	$—	$1,257	$1,257

Changes in the Fair Value of Contingent Consideration
Changes in the fair value of Level 3 financial liabilities during the three months ended March 31, 2022 were as follows:

	Private Warrants	Contingent Consideration	Total Level 3
December 31, 2021	$19,098	$1,000	$20,098
Additions	—	—	—
Changes in fair value	1,238	—	1,238
Settlements	—	—	—
March 31, 2022	$20,336	$1,000	$21,336

The changes in the Level 3 fair values of private warrants and contingent consideration are as follows:

	Private Warrants	Contingent Consideration	Total Level 3
Predecessor
January 1, 2020	$—	$—	$—
Additions	—	—	—
Changes in fair value	—	—	—
Settlements	—	—	—
June 21, 2020	$—	$—	$—

Successor
February 10, 2020	$—	$—	$—
Additions	—	1,257	1,257
Changes in fair value	—	—	—
Settlements	—	—	—
December 31, 2020	—	1,257	1,257
Additions	21,727	450	22,177
Changes in fair value	(2,629)	10,891	8,262
Settlements	—	(11,598)	(11,598)
December 31, 2021	$19,098	$1,000	$20,098